Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document And Entity Information Abstract
Document Type	S-1
Entity Registrant Name	ATLASCLEAR HOLDINGS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001963088
Amendment Flag	false